Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Statement of comprehensive income [abstract]
Net loss	¥ (797,055)	$ (114,444)	¥ (1,306,824)	¥ (779,225)
Items that may be reclassified to profit or loss
Exchange differences on translation of foreign operations	(135,188)	(19,411)	20,426	34,655
Changes in the fair value of debt instruments at fair value through other comprehensive income	(2,513)	(361)
Items that will not be reclassified to profit or loss
Exchange differences on translation of foreign operations	250,065	35,905	(57,464)	12,377
Other comprehensive (loss)/income for the year, net of tax	112,364	16,133	(37,038)	47,032
Total comprehensive loss for the year	(684,691)	(98,311)	(1,343,862)	(732,193)
Total comprehensive loss attributable to:
Owners of the Company	¥ (684,691)	$ (98,311)	¥ (1,343,862)	¥ (732,193)